Dreyfus Premier Greater China Fund

Investing in the Greater China region
for long-term capital appreciation


PROSPECTUS March 1, 2000
As revised, August 1, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Fund

Dreyfus Premier Greater China Fund
--------------------------------


                                           Ticker Symbols  CLASS A: DPCAX

                                                           CLASS B: DPCBX

                                                           CLASS C: DPCCX

                                                           CLASS R: DPCRX

                                                           CLASS T: DPCTX


Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1


Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                  10

Services for Fund Investors                                              11

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in stocks of companies traded in "Greater China," a region that encompasses China, Hong Kong and Taiwan. The fund also may invest in securities of companies that are not traded in those markets but do much or all of their business in Greater China. The fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.


To determine where the fund will invest, the portfolio managers analyze several factors, including:

*    economic and political trends in Greater China

* the current financial condition and future prospects of individual companies and sectors in the region

*    the valuation of one market or company relative to that of another

The portfolio managers seek companies that they believe are growing rapidly and whose share price appears to be reasonably valued based on that growth potential. They focus on the economic and business environments which appear to support the long-term growth of individual companies and the economy as a whole.

Many of the securities in which the fund invests are denominated in foreign currencies. To protect the fund against potential depreciation of the region's currencies versus the U.S. dollar, the fund may engage in currency hedging.



Concepts to understand

CURRENCY HEDGING: the value of foreign currencies can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such declines, the fund, at its discretion, may employ certain techniques designed to reduce the fund's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.





MAIN RISKS

The stock and bond markets of the Greater China region, like those of other developing economies, have experienced significant volatility. The value of your investment in the fund will go up and down, sometimes dramatically, meaning you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting investments in companies in the Greater China region. These risks include expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), a lack of comprehensive company information, differing auditing and legal standards, political instability and less diverse and mature economic structures. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economies and securities markets of Greater China. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China.


In addition to being geographically concentrated, the fund is non-diversified and may invest a greater percentage of its assets in a particular company or group of companies compared with other funds. Typically, the fund invests in 50 or fewer companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company, group of companies or industry. Furthermore, the fund may overweight certain market sectors, which would make the fund more sensitive to developments that affect those sectors.


Under adverse market conditions, the fund may invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the fund may not achieve its investment objective.



Other potential risks


The fund may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       1



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return over time to that of the Hang Seng Index, an unmanaged index of Hong Kong stock market performance. Of course, past performance is no guarantee of future results. Past performance information for Class T shares for a full calendar year is not available as of the date of this prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                                                       75.58
90      91     92      93      94      95      96      97      98      99


CLASS A SHARES

BEST QUARTER:                    Q4 '99                            +49.24%

WORST QUARTER:                   Q3 '99                             -6.16%


THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS A SHARES AS OF 6/30/00 WAS 7.78%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                            Since inception
                                   1 Year                      (5/12/98)
--------------------------------------------------------------------------------

CLASS A                            65.53%                       34.64%

CLASS B                            70.10%                       36.50%

CLASS C                            73.16%                       38.51%

CLASS R                            75.96%                       39.92%

HANG SENG INDEX                    73.51%                       38.57%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2





<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


Fee table


                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                    1.25          1.25          1.25          1.25          1.25

Rule 12b-1 fee                                                     NONE           .75           .75          NONE           .25

Shareholder services fee                                            .25           .25           .25          NONE           .25

Other expenses                                                     8.78          8.78          8.78          8.78          8.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                              10.28         11.03         11.03         10.03         10.53

Fee waiver and/or expense reimbursements                          (8.03)        (8.03)        (8.03)        (8.03)        (8.03)
------------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                           2.25          3.00          3.00          2.00          2.50

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.

**   THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2000, TO WAIVE
     RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND
     EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES,
     INTEREST EXPENSES, COMMITMENT FEES ON OFFERINGS, SHAREHOLDER SERVICES FEES
     AND RULE 12B-1 FEES) DO NOT EXCEED 2.00%.


Expense example

                                               1 Year             3 Years             5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $790              $2,677               $4,371                $7,881

CLASS B
WITH REDEMPTION                                $703              $2,719               $4,488                $7,903***
WITHOUT REDEMPTION                             $303              $2,419               $4,288                $7,903***

CLASS C
WITH REDEMPTION                                $403              $2,419               $4,288                $8,059
WITHOUT REDEMPTION                             $303              $2,419               $4,288                $8,059

CLASS R                                        $203              $2,167               $3,938                $7,642

CLASS T                                        $692              $2,641               $4,380                $7,954

***  ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees; these expenses for Class T shares are based on other expenses for Class A for the past fiscal year.

The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $130 billion in over 160 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 1.25% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $500 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Dreyfus has engaged Hamon U.S. Investment Advisors Limited, located at 2701-2 One International Finance Centre, 1 Harbour View Street, Central, Hong Kong, to serve as the fund's sub-investment adviser. Hamon is a registered investment adviser incorporated in Hong Kong. It is a wholly owned subsidiary of The Hamon Investment Group Pte Limited. Hamon, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. Hamon provides investment management services and offers discretionary and advisory services for institutions, corporations and pension funds, as well as various mutual funds. As of December 31, 1999, Hamon had approximately $300 million under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Raymond Chan has been the fund's primary portfolio manager since October 11, 1999. Mr. Chan joined Hamon, the fund's sub-investment adviser, in April 1999. From 1994 to 1998, Mr. Chan was employed as an investment analyst and portfolio manager for LGT Asset Management in Hong Kong.


The fund, Dreyfus, Hamon and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



4



<PAGE 4>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of Classes A, B, C and R for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report. Since Class T shares are new, financial highlights information is not available for that class as of the date of this prospectus.


                                                                                                           YEAR ENDED OCTOBER 31,

CLASS A                                                                                                  1999            1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                      12.78           12.50

 Investment operations:  Investment income -- net                                                        .04(2)             .13

                         Net realized and unrealized gain (loss) on investments                           1.75              .15

 Total from investment operations                                                                         1.79              .28

 Distributions:          Dividends from investment income -- net                                         (.12)               --

 Net asset value, end of period                                                                          14.45            12.78

 Total return (%)(3)                                                                                     14.18           2.24(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               2.25           1.08(4)

Ratio of net investment income to average net assets (%)                                                   .34           1.04(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                  8.03           2.75(4)


Portfolio turnover rate (%)                                                                             206.09          10.65(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                    1,721             1,442

(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                          YEAR ENDED OCTOBER 31,
CLASS B                                                                                                   1999           1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.73            12.50

 Investment operations:  Investment income (loss) -- net                                              (.05)(2)              .08

                         Net realized and unrealized gain (loss) on investments                           1.74              .15

 Total from investment operations                                                                         1.69              .23

 Distributions:          Dividends from investment income -- net                                         (.08)               --

 Net asset value, end of period                                                                          14.34            12.73

 Total return (%)(3)                                                                                     13.36           1.84(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              3.00            1.44(4)

Ratio of net investment income (loss) to average net assets (%)                                         (.41)             .69(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                8.03             2.75(4)


Portfolio turnover rate (%)                                                                           206.09            10.65(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                    268                227

(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

The Fund       5



<PAGE 5>

                                                                                                         YEAR ENDED OCTOBER 31,

CLASS C                                                                                                 1999            1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.73            12.50

 Investment operations:  Investment income (loss) -- net                                              (.05)(2)              .08

                         Net realized and unrealized gain (loss) on investments                           1.74              .15

 Total from investment operations                                                                         1.69              .23

 Distributions:          Dividends from investment income -- net                                         (.10)               --

 Net asset value, end of period                                                                          14.32            12.73

 Total return (%)(3)                                                                                     13.38           1.84(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              3.00            1.43(4)

Ratio of net investment income (loss) to average net assets (%)                                         (.38)             .68(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                 8.03            2.75(4)


Portfolio turnover rate (%)                                                                            206.09           10.65(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                     356               204

(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                         YEAR ENDED OCTOBER 31,

CLASS R                                                                                                  1999            1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     12.79            12.50

 Investment operations:  Investment income -- net                                                        .08(2)             .14

                         Net realized and unrealized gain (loss) on investments                           1.75              .15

 Total from investment operations                                                                         1.83              .29

 Distributions:          Dividends from investment income -- net                                         (.13)               --

 Net asset value, end of period                                                                          14.49            12.79

 Total return (%)                                                                                        14.54            2.32(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               2.00             .96(3)

Ratio of net investment income to average net assets (%)                                                   .59            1.16(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                  8.03            2.75(3)


Portfolio turnover rate (%)                                                                             206.09           10.65(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                      234               205

(1)  FROM MAY 12, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

6

<PAGE 6>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institu- tions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.



Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       7



<PAGE 7>

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                      Sales charge                             Sales charge
                                                      deducted as a %                          as a % of your
Your investment                                       of offering price                        net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                      Class                Class                Class                Class
                                                      A                    T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                         5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                    4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                  3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                  2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                  2.00%                1.50%                2.00%                1.50%

$1 million or more*                                   0.00%                0.00%                0.00%                0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES



Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------


Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and to a CDSC.

8




<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares




General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment       9

<PAGE 9>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------


Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

10




<PAGE 10>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares


DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.


Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       11




<PAGE 11>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence,
RI 02940-6587
Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018
   * DDA# 8900337222
   * the fund name
   * the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)
   * dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.


Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund P.O. Box 6587,
Providence, RI 02940-6587
Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900337222
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.




TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds


Obtain a signature guarantee or other  documentation, if required (see page 9).


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 6587,
Providence, RI 02940-6587
Attn: Institutional Processing



WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.



AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

12








<PAGE 12>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


           By Telephone


           Automatically






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427,
Providence, RI 02940-6427
Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900337222
* the fund name
* the share class
* your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.




TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see page 9).


Mail your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI  02940-6427
Attn: Institutional Processing




SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.



For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment      13








<PAGE 13>

NOTES



[Application p1]


[Application p2]




NOTES




For More Information

Dreyfus Premier Greater China Fund
A series of Dreyfus Premier International Funds, Inc.
--------------------------------------
SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation 130P0800



================================================================================


Dreyfus Premier European Equity Fund

Investing in European companies for long-term capital growth


PROSPECTUS March 1, 2000
As revised, August 1, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







The Fund

Dreyfus Premier European Equity Fund
----------------------------------
 Ticker Symbols:  NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1


Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital growth. To achieve this goal, the fund invests primarily in the stocks of large-capitalization European companies. Generally, approximately 80% of the fund's investments are selected from the universe of the 300 largest European companies. The fund may invest up to 10% of its total assets in the stocks of non-European companies. The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.


In choosing stocks, the fund establishes a global framework within which to select investments. This involves identifying and forecasting: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, the fund seeks what it believes to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The fund generally will sell securities when themes or strategies change or when the fund determines that the company's prospects have changed or its stock is fully valued by the market.



Concepts to understand

EUROPEAN COMPANY: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, with a majority of its assets or business in Europe.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.







MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting investments in companies in European countries and throughout the world. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability, and differing auditing and legal standards.


While investments in all foreign countries are subject to those risks, the fund's concentration in European securities could cause the fund's performance to be more volatile than that of more geographically diversified funds.

In addition to being geographically concentrated, the fund may invest in a limited number of securities. Typically the fund invests in 40 to 50 companies. Accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single company, group of companies or industry.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.



Other potential risks


The fund may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.


The Fund       1



<PAGE 1>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return over time to that of the Financial Times Eurotop 300 Index, a broad measure of European stock market performance. Of course, past performance is no guarantee of future results. Past performance information for Class T shares for a full calendar year is not available as of the date of this prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                         43.47
90      91     92    93    94    95    96    97    98    99



CLASS A SHARES

BEST QUARTER:                    Q4 '99                            +31.70%

WORST QUARTER:                   Q2 '99                             +2.16%


THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS A SHARES AS OF 6/30/00 WAS 5.23%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                                                                    Since
                                       Inception date                            1 Year                            inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                  (12/10/98)                               35.17%                           36.67%

CLASS B                                  (12/10/98)                               38.49%                           39.76%

CLASS C                                  (12/10/98)                               41.49%                           43.46%

CLASS R                                  (12/10/98)                               43.86%                           44.86%

FINANCIAL TIMES
EUROTOP 300 INDEX                                                                 18.31%                            20.61%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/98 IS USED AS THE
     BEGINNING VALUE.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2





<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.


Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                     .90           .90           .90           .90           .90

Rule 12b-1 fees                                                    NONE          0.75          0.75          NONE          0.25

Shareholder services fee                                           0.25          0.25          0.25          NONE          0.25

Other expenses                                                     4.78          4.78          4.78          4.78          5.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                               5.93          6.68          6.68          5.68          7.30

Fee waiver and/or expense reimbursements                         (3.68)         (3.68)        (3.68)        (3.68)        (4.80)
------------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                           2.25          3.00          3.00          2.00          2.50

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.

**   THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2000, TO WAIVE
     RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND
     EXPENSES (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES,
     INTEREST EXPENSES, COMMITMENT FEES ON OFFERINGS, SHAREHOLDER SERVICES FEES
     AND RULE 12B-1 FEES) DO NOT EXCEED 2.00%.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $790                $1,928               $3,045               $5,747

CLASS B
WITH REDEMPTION                                $703                $1,943               $3,138               $5,751***

WITHOUT REDEMPTION                             $303                $1,643               $2,938               $5,751***

CLASS C
WITH REDEMPTION                                $403                $1,643               $2,938               $5,991
WITHOUT REDEMPTION                             $303                $1,643               $2,938               $5,991

CLASS R                                        $203                $1,365               $2,512               $5,310

CLASS T                                        $692                $2,088               $3,421               $6,494

***  ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


The Fund       3





<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $130 billion in over 160 mutual fund portfolios. For the past fiscal year, Dreyfus waived its annual management fee of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $500 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to act as sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of December 31, 1999, together with its parent and its parent's subsidiaries, managed approximately $29 billion in discretionary separate accounts and other investment accounts.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund's primary portfolio manager is Joanna Bowen. Ms. Bowen joined Newton in 1993 as a European fund manager. In 1997, she was appointed an associate director of Newton.


The fund, Dreyfus, Newton and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



4



<PAGE 4>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                                            PERIOD ENDED
                                                                                                            OCTOBER 31,
CLASS A                                                                                                         1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income (loss) -- net                                                        (.03)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                                            1.58

 Total from investment operations                                                                                  1.55

 Net asset value, end of period                                                                                   14.05

 Total return (%)                                                                                              12.40(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      2.01(3)

Ratio of net investment income (loss) to average net assets (%)                                                 (.21)(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                          3.29(3)

Portfolio turnover rate (%)                                                                                    104.68(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                           1,205

(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.          (4) EXCLUSIVE OF SALES CHARGE.

                                                                                                               PERIOD ENDED
                                                                                                                OCTOBER 31,
CLASS B                                                                                                          1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income (loss) -- net                                                            (.12)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                                            1.58

 Total from investment operations                                                                                  1.46

 Net asset value, end of period                                                                                   13.96

 Total return (%)                                                                                              11.68(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      2.68(3)

Ratio of net investment income (loss) to average net assets (%)                                                 (.87)(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                          3.29(3)

Portfolio turnover rate (%)                                                                                    104.68(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                              560

(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.          (4) EXCLUSIVE OF SALES CHARGE.

The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                               PERIOD ENDED
                                                                                                                OCTOBER 31,
CLASS C                                                                                                          1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income (loss) -- net                                                           (.12)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                                            1.58

 Total from investment operations                                                                                  1.46

 Net asset value, end of period                                                                                   13.96

 Total return (%)                                                                                              11.68(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                      2.68(3)

Ratio of net investment income (loss) to average net assets (%)                                                 (.87)(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                          3.29(3)

Portfolio turnover rate (%)                                                                                    104.68(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                             563

(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.          (4) EXCLUSIVE OF SALES CHARGE.

                                                                                                              PERIOD ENDED
                                                                                                               OCTOBER 31,
CLASS R                                                                                                          1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income (loss) -- net                                                            .00(2,3)

                         Net realized and unrealized gain (loss)
                         on investments                                                                            1.59

 Total from investment operations                                                                                  1.59

 Net asset value, end of period                                                                                   14.09

 Total return (%)                                                                                               12.64(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                     1.79(4)

Ratio of net investment income to average net assets (%)                                                         .03(4)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                         3.28(4)

Portfolio turnover rate (%)                                                                                   104.68(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                            566

(1)  FROM DECEMBER 10, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01.          (4) NOT ANNUALIZED.


6

<PAGE 6>


                                                                                                           PERIOD ENDED
                                                                                                             OCTOBER 31,
CLASS T                                                                                                       1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                             14.02

Investment operations:  Investment income (loss) -- net                                                           (.04)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                                             .05

 Total from investment operations                                                                                   .01

 Net asset value, end of period                                                                                   14.03

 Total return (%)                                                                                                .07(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                       .22(3)

Ratio of net investment income (loss) to average net assets (%)                                                 (.22)(3)

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                                           .42(3)

Portfolio turnover rate (%)                                                                                    104.68(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                               1

(1)  FROM SEPTEMBER 30, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31,
1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.          (4) EXCLUSIVE OF SALES CHARGE.

The Fund       7

<PAGE 7>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.



Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8



<PAGE 8>

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class              Class                  Class               Class
                                                     A                  T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%              4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%              4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%              3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%              2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%              1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%              0.00%                  0.00%               0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------


Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       9




<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares




General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

10

<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------




Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment      11




<PAGE 11>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares


DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.




Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12




<PAGE 12>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


          By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018
   * DDA# 8900375280
   * the fund name
   * the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)
   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.


          Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900375280
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.




TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds


Obtain a signature guarantee or other  documentation, if required (see page 10)


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing



WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.



AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       13








<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company,
Custodian P.O. Box 6427,
Providence, RI 02940-6427
Attn: Institutional Processing


           By Telephone


           Automatically




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900375280
* the fund name
* the share class
* your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.




TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld


Obtain a signature guarantee or other documentation, if required (see page 10).


Mail your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI  02940-6427
Attn: Institutional Processing




SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.



For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

14








<PAGE 14>

[Application p1]


[Application p2]





NOTES




For More Information

Dreyfus Premier European Equity Fund
A series of Dreyfus Premier International Funds, Inc.
--------------------------------------
SEC file number:  811-6490

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal period.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation
223P0800